Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Expected volatility	197.0%
Expected life of option (in years)	5.2
Risk free interest rate	0.88%
Expected dividend yield	0.0%

	December 31,
	2020	2019
Expected volatility	188.0%	171.0 – 177.0%
Expected life of option	5.3	5.0 – 6.3
Risk free interest rate	0.6%	1.7 – 2.5%
Expected dividend yield	0.0%	0.0%

Share-based Payment Arrangement, Option, Activity [Table Text Block]
	Number of Options	Weighted Average Exercise Price
Stock Options:
Outstanding at January 1, 2021	622,036	$5.53
Granted	25,220	3.20
Forfeited or canceled, during the period	(58,134)	4.57
Expired, during the period	(715)	7.00
Outstanding at March 31, 2021	588,407	$5.52
Exercisable at March 31, 2021	434,387	$6.46

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2020	1,021,243	$4.82
Granted	24,000	0.80
Exercised during period	—	—
Forfeited or canceled, during the period	(421,777)	3.52
Expired, during the period	(1,430)	10.50
Outstanding at December 31, 2020	622,036	$5.53
Exercisable at December 31, 2020	479,702	$6.28

Schedule of stock-based compensation expense
	Three Months Ended March 31,
	2021	2020
Cost of revenue	$182	$373
Sales and marketing expense	7	20
Product development expense	3,044	7,381
General and administrative expense	28,135	81,432
Total stock compensation expense	$31,368	$89,206

	Year Ended December 31,
	2020	2019
Cost of revenue	$1,527	$1,478
Sales and marketing expense	90	130
Product development expense	19,491	117,375
General and administrative expense	222,089	710,013
Total stock-based compensation expense	$243,197	$828,996